QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-8255
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD FUNDS, INC.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                          Steven M. Felsenstein, Esq.
                             Greenberg Traurig, LLP
                               2001 Market Street
                         Two Commerce Square, Suite 2700
                        Philadelphia, Pennsylvania 19103
     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 527-9525
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 09/30
                        -------------------------------

                      Date of reporting period: 12/31/04
                      -----------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.



The World Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

Dividend Capital Realty Income Fund

           DIVIDEND CAPITAL REALTY INCOME FUND
                 SCHEDULE OF INVESTMENTS
                    December 31, 2004
                       (Unaudited)

Number
  of                                                    Market
shares   Security Description                           Value


         COMMON STOCK                 48.31%


         APARTMENTS:                  6.07%
  9,550  ARCHSTONE SMITH TRUST                          $   365,765
  4,500  CAMDEN PROPERTY  TRUST                             229,500
  8,500  POST PROPERTIES                                    296,650
                                                -------------------
                                                            891,915
                                                -------------------

         HEALTHCARE:                  0.99%
  4,050  NATIONWIDE HEALTH PROPERTIES INC.                   96,187
  1,800  VENTAS INC                                          49,338
                                                -------------------
                                                            145,525
                                                -------------------

         HOTELS:                     7.16%
 10,300  HOST MARRIOT CORP                                  178,190
 10,100  LASALLE HOTEL                                      321,483
  2,000  STARWOOD HOTELS                                    116,800
 21,000  SUNSTONE HOTEL                                     436,380
                                                -------------------
                                                          1,052,853
                                                -------------------

         INDUSTRIAL:                  5.36%
  6,800  AMB PROPERTY CORP                                  274,652
  8,850  FIRST POTOMAC REALTY                               201,780
  7,200  PROLOGIS SHS                                       311,976
                                                -------------------
                                                            788,408
                                                -------------------

         OFFICE/SURBURBAN:            3.27%
 10,850  BIOMED REALTY TRUST                                240,979
  5,200  MACK-CALI REALTY CORP                              239,356
                                                -------------------
                                                            480,335
                                                -------------------

         OFFICE/CENTRAL BUSINESS      3.26%
         DISTRICT:
  4,700  BOSTON PROPERTIES                                  303,949
  2,900  SL GREEN REALTY CORP                               175,595
                                                -------------------
                                                            479,544
                                                -------------------

         REALTY/DIVERSIFIED:          0.48%
    925  VORNADO REALTY TRUST                                70,420
                                                -------------------

         REGIONAL MALLS:              9.67%
  8,100  GENERAL GROWTH                                     292,896
  8,400  MACERICH CO                                        527,520
  6,000  PENN REAL ESTATE                                   256,800
 11,500  TAUBMAN CENTERS INC                                344,425
                                                -------------------
                                                          1,421,641
                                                -------------------

         SELF STORAGE:                1.87%
  1,850  PUBLIC STORAGE                                     103,138
  9,900  U STORE IT TRUST                                   171,765
                                                -------------------
                                                            274,903
                                                -------------------

         SHOPPING CENTER:             10.17%
 23,200  ACADIA REALTY CORP                                 378,160
  5,325  FEDERAL REALTY INVESTMENT TRUST                    275,036
 21,600  INLAND REAL ESTATE                                 344,520
 32,500  KITE REALTY GROUP                                  496,600
                                                -------------------
                                                          1,494,316
                                                -------------------

         TOTAL COMMON STOCKS                              7,099,860
                                                -------------------

         PREFERRED STOCK:             50.37%


         APARTMENTS:                  7.17%
  3,500  AIMCO PFD R                                         93,205
  5,100  AIMCO PFD U                                        126,888
 12,400  AIMCO PFD V                                        314,588
 20,000  ASSOCIATED ESTATES PFD B                           519,000
                                                -------------------
                                                          1,053,681
                                                -------------------

         HEALTHCARE:                  1.09%
  6,250  OMEGA HEALTHCARE PFD B                             159,688
                                                -------------------


         HOTELS:                      13.35%
 18,000  ASHFORD HOSPITALITY TRUST INC  PFD A               468,563
  4,600  FELCOR LODGING TRUST  PFD B                        117,116
 11,050  HOST MARRIOT PFD B                                 285,090
 10,000  LASALLE HOTEL PPTY PFD A                           274,000
 22,900  WESTCOAST HOSPITALITY TRUST PFD A                  604,560
  8,300  WINSTON HOTELS PFD B                               212,314
                                                -------------------
                                                          1,961,643
                                                -------------------

         MORTGAGE:                    19.39%
 24,400  ACCREDITED HOME PFD A                              627,080
 10,500  AMERICAN HOME MORTGAGE PFD A                       282,345
 12,000  AMERICAN HOME MORTGAGE PFD B                       307,200
 13,200  ANWORTH PFD A                                      330,000
  4,200  IMPAC MORTGAGE HOLDINGS PFD B                      109,830
 14,000  IMPAC MORTGAGE HOLDINGS PFD C                      354,200
  9,900  MFA MORTGAGE INVESTMENT PFD A                      251,262
 14,175  NOVASTAR FINANCIAL PFD C                           361,037
  9,000  RAIT INVESTMENT TRUST PFD B                        227,250
                                                -------------------
                                                          2,850,204
                                                -------------------

         NET LEASE:                   3.87%
 21,300  ENTERTAINMENT PROPERTIES PFD                       568,710
                                                -------------------

         OFFICE/SURBURBAN:            2.27%
  5,300  ALEXANDRA REAL ESTATE PFD                          140,291
  5,200  BEDFORD PROPERTY PFD B                             133,068
  2,450  PRIME GROUP PFD B                                   60,760
                                                -------------------
                                                            334,119
                                                -------------------

         REALTY/DIVERSIFIED:          1.04%
  5,700  CRESENT REAL ESTATE PFD B                          152,190
                                                -------------------

         REGIONAL MALLS:              1.56%
  8,900  GLIMCHER REALTY PFD G                              229,531
                                                -------------------

         SELF STORAGE:                0.63%
  3,700  PUBLIC STORAGE PFD E                                92,981
                                                -------------------

         TOTAL PREFERRED STOCKS                           7,402,747
                                                -------------------

         Total Securities             98.68%
                                                       $14,502,607
         Cash and Cash equivalents    1.32%                194,093
                                      ------   -------------------
         Net Assets                   100.00%          $14,696,700

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: February 7, 2005
      ------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
       John Pasco, III
        Principal Executive Officer

Date: February 7, 2005
      ------------------------------------


By:  /s/ John Pasco, III
     -------------------------------------
       John Pasco, III
        Principal Financial Officer

Date: February 7, 2005
      ------------------------------------